Loans and Financing - Schedule of Non-Current Portion of the Principal Payment of Loans and Financing (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	$ 20,257,483	$ 17,242,571
2026 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment		37,853
2027 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	137,161	1,008,400
2028 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	111,955	982,940
2029 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	645,008	705,753
2030 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	149,450	1,365,829
Maturities after 2030 [Member]
Schedule of Non-Current Portion of the Principal Payment of Loans and Financing [Line Items]
Non-current portion of the principal payment	$ 19,213,909	$ 13,141,796